Right-of-use assets and lease liabilities - Lease liabilities (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Leases [Line Items]
Total	R$ 216,746	R$ 184,419
Current	96,222	85,865
Non-current	120,524	98,554
Vehicles
Leases [Line Items]
Total	82,265	68,420
Buildings
Leases [Line Items]
Total	103,968	85,839
Machinery and equipment
Leases [Line Items]
Total	R$ 30,513	R$ 30,160